Critical accounting estimates and judgements (Details Narrative) - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill				£ 10.1
Impairment charge on non financial assets		£ 2.3
Cash		9.3
Unused tax losses for which no deferred tax asset recognised		67.2	£ 63.2	49.6
Intangible assets under development [member] | Midatech pharma (wales) limited [member]
IfrsStatementLineItems [Line Items]
Goodwill				£ 2.3
Impairment charge on non financial assets	£ 11.6	£ 9.3	£ 2.3